Cover	Aug. 30, 2022
Cover [Abstract]
Entity Registrant Name	EDIBLE GARDEN AG INCORPORATED
Entity Central Index Key	0001809750
Document Type	8-K/A
Amendment Flag	true
Entity Emerging Growth Company	true
Document Period End Date	Aug. 30, 2022
Entity Ex Transition Period	false
Entity Incorporation State Country Code	DE
Entity File Number	001-41371
Entity Tax Identification Number	85-0558704
Entity Address Address Line 1	283 County Road 519
Entity Address City Or Town	Belvidere
Entity Address State Or Province	NJ
Entity Address Postal Zip Code	07823
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, par value $0.0001 per share
Trading Symbol	EDBL
Security Exchange Name	NASDAQ
Amendment Description	On September 6, 2022, Edible Garden AG Incorporated (the “Company” or “we”) filed a Current Report on Form 8-K (the “Original Form 8-K”), to report that the Company had acquired the assets of the business of Greenleaf Growers, Inc. (the “Michigan Property”). On January 4, 2023, the Company filed an amendment to the Original Form 8-K (the “Form 8-K Amendment”) to provide historical financial statements under Item 9.01(a) of Form 8-K and to provide pro forma financial information under Item 9.01(b) of Form 8-K, which financial statements and pro forma information the Company believed were required to be disclosed in the event of a business acquisition, as defined under Regulation S-X. Upon further analysis of the acquired assets of the Michigan Property, the Company has determined the acquisition was an asset acquisition, as defined under Regulation S-X, and accordingly the financial statements and pro forma information included in the Form 8-K Amendment were not required to be disclosed. We are amending the Original Form 8-K and the Form 8-K Amendment to remove the financial statements and pro forma information previously included as Exhibit 99.2 and 99.3, respectively, as well as the corresponding Consent of Lance, Soll & Lunghard, LLP, previously included as Exhibit 23.1. There are no other changes to the Original Form 8-K or the Form 8-K Amendment.
City Area Code	908
Local Phone Number	750-3953